Net interest income - Summary of net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash and balances at central banks	£ 11,076	£ 10,262	£ 2,916
Fair value through other comprehensive income	3,821	4,907	1,963
Cash collateral	2,408	2,375	460
Other	740	452	381
Interest and similar income	38,326	35,075	19,096
Deposits at amortised cost	(14,092)	(11,252)	(3,573)
Debt securities in issue	(6,708)	(6,344)	(3,240)
Subordinated liabilities	(945)	(866)	(530)
Cash collateral	(2,276)	(2,254)	(396)
Other	(1,369)	(1,650)	(785)
Interest and similar expense	(25,390)	(22,366)	(8,524)
Net interest income	12,936	12,709	10,572
Debt securities at amortised cost
Disclosure of financial assets [line items]
Loans and advances at amortised cost	2,445	2,337	1,251
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances at amortised cost	£ 17,836	£ 14,742	£ 12,125